Schedule I - BALANCE SHEETS (Parenthetical) (Detail) (USD $)	Sep. 30, 2013	Dec. 07, 2012	Sep. 30, 2012	Dec. 15, 2011	Apr. 18, 2008
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, Authorized	480,000,000		480,000,000
Ordinary shares, Issued	135,532,141		134,386,849
Ordinary shares, outstanding	135,532,141	135,409,521	134,386,849	135,565,361
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, Authorized	480,000,000		480,000,000
Ordinary shares, Issued	135,532,141		134,386,849
Ordinary shares, outstanding	135,532,141		134,386,849